Payments, Details - 12 months ended Dec. 31, 2023 - CAD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	In-kind	In-kind Calc.
Suncor Energy Inc | #: 1
	$ 1,490,070	Taxes	Canada		Government of Canada
Suncor Energy Inc | #: 2
	38,400	Royalties	Canada		Government of Canada
Suncor Energy Inc | #: 3
	310	Fees	Canada		Government of Canada
Suncor Energy Inc | #: 4
	4,540	Fees	Canada		Canada Newfoundland and Labrador Offshore Petroleum Board	Terra Nova
Suncor Energy Inc | #: 5
	1,860	Fees	Canada	snj:CA-AB	Athabasca Chipewyan First Nation
Suncor Energy Inc | #: 6
	670	Fees	Canada	snj:CA-AB	Fort Chipewyan Metis Local 125
Suncor Energy Inc | #: 7
	4,460	Fees	Canada	snj:CA-AB	Fort McKay First Nation
Suncor Energy Inc | #: 8
	400	Fees	Canada	snj:CA-AB	Fort McKay Metis Community Association
Suncor Energy Inc | #: 9
	170	Fees	Canada	snj:CA-AB	Fort McMurray #468 First Nation
Suncor Energy Inc | #: 10
	140	Fees	Canada	snj:CA-AB	Fort McMurray Metis Local 1935
Suncor Energy Inc | #: 11
	704,650	Taxes	Canada	snj:CA-AB	Province of Alberta
Suncor Energy Inc | #: 12
	1,652,510	Royalties	Canada	snj:CA-AB	Province of Alberta
Suncor Energy Inc | #: 13
	30,850	Fees	Canada	snj:CA-AB	Province of Alberta
Suncor Energy Inc | #: 14
	800	Fees	Canada	snj:CA-AB	Mikisew Cree First Nation
Suncor Energy Inc | #: 15
	46,380	Taxes	Canada	snj:CA-AB	Municipality of Wood Buffalo
Suncor Energy Inc | #: 16
	60	Fees	Canada	snj:CA-AB	Municipality of Wood Buffalo
Suncor Energy Inc | #: 17
	170	Fees	Canada	snj:CA-AB	Chipewyan Prairie First Nation
Suncor Energy Inc | #: 18
	140	Fees	Canada	snj:CA-AB	Willow Lake Metis Association
Suncor Energy Inc | #: 19
	140	Fees	Canada	snj:CA-AB	Conklin Metis Local #193
Suncor Energy Inc | #: 20
	192,800	Royalties	Canada	snj:CA-NL	Province of Newfoundland and Labrador
Suncor Energy Inc | #: 21
	116,790	Taxes	Canada	snj:CA-QC	Province of Quebec
Suncor Energy Inc | #: 22
	247,250	Taxes	Libya		Government of Libya, National Oil Corporation	Libya	Yes	fair market value
Suncor Energy Inc | #: 23
	282,010	Royalties	Libya		Government of Libya, National Oil Corporation	Libya	Yes	fair market value
Suncor Energy Inc | #: 24
	216,360	Taxes	United Kingdom of Great Britain and Northern Ireland		Her Majesty's Government of the United Kingdom of Great Britain and Northern Ireland, Her Majesty's Revenue and Customs Cumbernauld	U.K. Oil & Gas Taxes
Fort Hills Energy Limited Partnership | #: 1
	180	Fees	Canada		Government of Canada	Fort Hills
Fort Hills Energy Limited Partnership | #: 2
	212,390	Royalties	Canada	snj:CA-AB	Province of Alberta	Fort Hills
Fort Hills Energy Limited Partnership | #: 3
	13,650	Fees	Canada	snj:CA-AB	Province of Alberta	Fort Hills
Fort Hills Energy Limited Partnership | #: 4
	63,760	Taxes	Canada	snj:CA-AB	Municipality of Wood Buffalo	Fort Hills
Fort Hills Energy Limited Partnership | #: 5
	170	Fees	Canada	snj:CA-AB	Athabasca Chipewyan First Nation	Fort Hills
Syncrude Canada Ltd | #: 1
	1,235,830	Royalties	Canada	snj:CA-AB	Province of Alberta	Syncrude
Syncrude Canada Ltd | #: 2
	12,590	Fees	Canada	snj:CA-AB	Province of Alberta	Syncrude
Syncrude Canada Ltd | #: 3
	760	Bonuses	Canada	snj:CA-AB	Province of Alberta	Syncrude
Syncrude Canada Ltd | #: 4
	59,070	Taxes	Canada	snj:CA-AB	Municipality of Wood Buffalo	Syncrude
Syncrude Canada Ltd | #: 5
	110	Taxes	Canada	snj:CA-AB	Fort McKay First Nation	Syncrude
Syncrude Canada Ltd | #: 6
	1,160	Fees	Canada	snj:CA-AB	Fort McKay First Nation	Syncrude
Syncrude Canada Ltd | #: 7
	330	Fees	Canada	snj:CA-AB	Athabasca Chipewyan First Nation	Syncrude
Syncrude Canada Ltd | #: 8
	100	Fees	Canada	snj:CA-AB	Fort McKay Metis Community Association	Syncrude
Syncrude Canada Ltd | #: 9
	130	Fees	Canada	snj:CA-AB	Fort McMurray #468 First Nation	Syncrude
Syncrude Canada Ltd | #: 10
	2,580	Fees	Canada	snj:CA-AB	Mikisew Cree First Nation	Syncrude
Syncrude Canada Ltd | #: 11
	$ 100	Fees	Canada	snj:CA-AB	Chipewyan Prairie Dene First Nation	Syncrude